Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax
Income tax
9	Income tax
(a)	Taxation in the consolidated statements of profit or loss represents:

The Group provided the current income tax expense of RMB2.9 million, RMB5.9 million and RMB4.1 million for the years ended December 31, 2023, 2024 and 2025, respectively. It represented withholding tax levied at 10% on interest income earned by the Company and its subsidiary in Hong Kong from banks located Chinese Mainland and withholding tax levied at 30% on interest income earned by the Company from banks located the U.S., which are non - PRC or non-U.S. residents according to the relevant rules and regulations of the Chinese Mainland or the U.S..

Reconciliation between tax expense and accounting loss at applicable tax rates:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loss before taxation	(1,946,235)	(2,510,940)	(1,650,800)
Notional tax benefit on loss before taxation, calculated at the rates applicable to losses in the jurisdictions concerned	(292,888)	(438,268)	(425,286)
Tax effect of non-deductible share-based compensation expenses	205,417	230,195	104,076
Tax effect of additional deduction on research and development expenses	(76,498)	(111,813)	(130,825)
Tax effect of preferential income tax rate applicable to subsidiaries	47,479	73,651	69,511
Tax effect of non-taxable interest income	(14,467)	(19,894)	(20,242)
Tax effect of withholding tax on interest income (Note (iii)(vi))	2,826	5,868	4,100
Tax effect of unused tax losses and deductible temporary differences not recognized	130,997	266,129	402,766
Income tax	2,866	5,868	4,100

Notes:

(i)	The Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

(ii)	Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary in Hong Kong is subject to Hong Kong Profits Tax at the rate of 16.5% of the estimated assessable profit generated from the operations in Hong Kong. A two-tiered profits tax rates regime was introduced in 2018 where the first Hong Kong Dollar (“HKD”) 2.0 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. No provision for Hong Kong Profits Tax has been made, as the subsidiary of the Group incorporated in Hong Kong did not have assessable profits which are subject to Hong Kong Profits Tax for the years ended December 31, 2023, 2024 and 2025.

(iii)	the U.S.

Under the United States Internal Revenue Code, the subsidiary of the Group established in the U.S. is subject to a unified Federal CIT rate of 21% and state income and franchise tax of 8.84%.

Interest income derived by the Company from the U.S. is subject to 30% U.S. federal withholding tax.

(iv)	United Arab Emirates (“UAE”)

Under the Federal Decree-Law No. 47 of 2022 of the United Arab Emirates, the subsidiary of the Group established in the UAE is subject to a standard CIT rate of 9%.

(v)	Singapore

Under the Income Tax Act 1947 of Singapore, the subsidiary of the Group established in Singapore is subject to a flat CIT rate of 17%.

(vi)	the PRC

Under the PRC Corporate Income Tax (“CIT”) Law, the subsidiaries of the Group established in the PRC and the former VIE are subject to a unified statutory CIT rate of 25%, unless otherwise specified.

Guangzhou WeRide Tech. Co.,Ltd. and WeRide Robotaxi (Beijing) Tech. Co.,Ltd. had obtained approvals from the tax bureau to be taxed as enterprises with advanced and new technologies for the period from the calendar years from 2022 to 2024 and from 2024 to 2026, respectively, and therefore enjoyed a preferential PRC CIT rate of 15%. Guangzhou Wenyuan has successfully completed the re-certification as a high-tech enterprise and continues to enjoy the preferential tax policies from 2025 to 2027.

Interest income derived by the Company and its subsidiary in Hong Kong from the Chinese Mainland are subject to CIT on a withholding basis at rate of 10%.

No provision for income taxes has been made for the years ended December 31, 2023, 2024 and 2025 as the Company and its subsidiaries, and the former VIE and its subsidiaries have either sustained loss for tax purpose or their unused tax losses were sufficient to cover their estimated assessable profits for the year.

(b)	Deferred tax assets and liabilities recognized
(i)	Movements of each component of deferred tax assets and liabilities:

	Assets			Liabilities
	Tax	Lease		Intangible	Right-of-use
	losses	liabilities	Total	assets	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax arising from:
As of January 1, 2024	2,781	7,731	10,512	(5,483)	(8,518)	(14,001)
(Charged) /credited to profit or loss	(401)	299	(102)	997	(895)	102
As of December 31, 2024	2,380	8,030	10,410	(4,486)	(9,413)	(13,899)
(Charged) /credited to profit or loss	703	3,393	4,096	997	(5,093)	(4,096)
As of December 31, 2025	3,083	11,423	14,506	(3,489)	(14,506)	(17,995)

(ii)	Reconciliations to the consolidated statements of financial position:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Net deferred tax assets in the consolidated statements of financial position	997	—
Net deferred tax liabilities in the consolidated statements of financial position	(4,486)	(3,489)

(c)	Deferred tax assets not recognized

The Group has not recognized deferred tax assets in respect of cumulative tax losses, including deductible temporary differences, whose expiry dates are:

	As of December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Within 1 year	11,174	32,408	36,658
More than 1 year but within 5 years	626,232	1,147,924	1,301,948
More than 5 years	2,031,678	3,082,867	4,659,667
	2,669,084	4,263,199	5,998,273

Management is of opinion that it is not probable that future taxable profits against which the losses above can be utilised will be available in the relevant tax jurisdiction and entity.